Results by Business Segment - Detailed Report of Segments (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of operating segments [line items]
Net interest income	$ 27,953	$ 25,129
Non-interest income	29,391	26,335
Total revenue	57,344	51,464
Provision for credit losses	3,232	2,468
Non-interest expense	34,250	30,813
Net income (loss) before income taxes	19,862	18,183
Income taxes (recoveries)	3,622	3,571
Net income	16,240	14,612
Non-interest expense includes:
Depreciation and amortization	2,913	2,746
Impairment of other intangibles	68	108
Total assets	2,171,582	2,006,531
Total assets include:
Additions to premises and equipment and intangibles	5,086	2,474
Total liabilities	2,044,390	1,891,384
Canada [member]
Disclosure of operating segments [line items]
Net interest income	22,281	18,752
Non-interest income	13,566	12,241
Total revenue	35,847	30,993
Provision for credit losses	2,876	1,648
Non-interest expense	17,321	14,972
Net income (loss) before income taxes	15,650	14,373
Income taxes (recoveries)	4,384	4,707
Net income	11,266	9,666
Non-interest expense includes:
Depreciation and amortization	1,747	1,554
Impairment of other intangibles	44	28
Total assets	1,205,561	1,043,737
Total assets include:
Additions to premises and equipment and intangibles	4,005	1,334
United States [member]
Disclosure of operating segments [line items]
Net interest income	4,268	5,065
Non-interest income	10,766	8,563
Total revenue	15,034	13,628
Provision for credit losses	276	784
Non-interest expense	12,553	11,177
Net income (loss) before income taxes	2,205	1,667
Income taxes (recoveries)	(675)	(1,103)
Net income	2,880	2,770
Non-interest expense includes:
Depreciation and amortization	846	836
Impairment of other intangibles	22	65
Total assets	615,747	639,296
Total assets include:
Additions to premises and equipment and intangibles	769	700
Other International [member]
Disclosure of operating segments [line items]
Net interest income	1,404	1,312
Non-interest income	5,059	5,531
Total revenue	6,463	6,843
Provision for credit losses	80	36
Non-interest expense	4,376	4,664
Net income (loss) before income taxes	2,007	2,143
Income taxes (recoveries)	(87)	(33)
Net income	2,094	2,176
Non-interest expense includes:
Depreciation and amortization	320	356
Impairment of other intangibles	2	15
Total assets	350,274	323,498
Total assets include:
Additions to premises and equipment and intangibles	312	440
Operating segments [member] | Personal Banking [Member]
Disclosure of operating segments [line items]
Net interest income	12,438	10,945
Non-interest income	4,904	4,526
Total revenue	17,342	15,471
Provision for credit losses	1,802	1,264
Non-interest expense	7,485	6,813
Net income (loss) before income taxes	8,055	7,394
Income taxes (recoveries)	2,134	1,976
Net income	5,921	5,418
Non-interest expense includes:
Depreciation and amortization	1,105	951
Impairment of other intangibles	21	13
Total assets	555,029	498,533
Total assets include:
Additions to premises and equipment and intangibles	2,274	463
Total liabilities	554,970	498,442
Operating segments [member] | Commercial Banking [Member]
Disclosure of operating segments [line items]
Net interest income	6,061	4,771
Non-interest income	1,321	1,261
Total revenue	7,382	6,032
Provision for credit losses	975	315
Non-interest expense	2,512	2,143
Net income (loss) before income taxes	3,895	3,574
Income taxes (recoveries)	1,077	992
Net income	2,818	2,582
Non-interest expense includes:
Depreciation and amortization	62	4
Total assets	187,142	135,959
Total assets include:
Additions to premises and equipment and intangibles	740
Total liabilities	187,135	135,956
Operating segments [member] | Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	4,979	4,853
Non-interest income	14,647	13,308
Total revenue	19,626	18,161
Provision for credit losses	29	328
Non-interest expense	15,312	14,387
Net income (loss) before income taxes	4,285	3,446
Income taxes (recoveries)	863	753
Net income	3,422	2,693
Non-interest expense includes:
Depreciation and amortization	1,223	1,240
Impairment of other intangibles	23	81
Total assets	184,503	180,781
Total assets include:
Additions to premises and equipment and intangibles	887	1,008
Total liabilities	183,055	178,943
Operating segments [member] | Insurance [member]
Disclosure of operating segments [line items]
Non-interest income	1,224	1,010
Total revenue	1,224	1,010
Provision for credit losses	2
Non-interest expense	285	293
Net income (loss) before income taxes	937	717
Income taxes (recoveries)	208	168
Net income	729	549
Non-interest expense includes:
Depreciation and amortization	6	42
Impairment of other intangibles	2	1
Total assets	29,288	24,130
Total assets include:
Additions to premises and equipment and intangibles	11	53
Total liabilities	29,158	24,895
Operating segments [member] | Capital Markets [member]
Disclosure of operating segments [line items]
Net interest income	3,183	3,379
Non-interest income	8,829	7,672
Total revenue	12,012	11,051
Provision for credit losses	424	561
Non-interest expense	7,016	6,509
Net income (loss) before income taxes	4,572	3,981
Income taxes (recoveries)	(1)	(158)
Net income	4,573	4,139
Non-interest expense includes:
Depreciation and amortization	528	509
Impairment of other intangibles	22	2
Total assets	1,127,661	1,100,172
Total assets include:
Additions to premises and equipment and intangibles	494	311
Total liabilities	1,127,564	1,099,893
Unallocated amounts [member]
Disclosure of operating segments [line items]
Net interest income	1,292	1,181
Non-interest income	(1,534)	(1,442)
Total revenue	(242)	(261)
Non-interest expense	1,640	668
Net income (loss) before income taxes	(1,882)	(929)
Income taxes (recoveries)	(659)	(160)
Net income	(1,223)	(769)
Non-interest expense includes:
Depreciation and amortization	(11)
Impairment of other intangibles		11
Total assets	87,959	66,956
Total assets include:
Additions to premises and equipment and intangibles	680	639
Total liabilities	$ (37,492)	$ (46,745)